FINANCIAL INSTRUMENTS AND RISK (Schedule of Financial Instruments Denominated in Foreign Currencies) (Details)) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	$ 122,759	$ 56,629	$ 346,103	$ 284,225
Lease liability	(1,685,678)	(2,703,129)	$ (1,374,800)
Loans payable	(3,440,732)	(1,263,055)
Loans from related parties	(3,870,748)	$ (4,060,187)
Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	89,907
Amounts receivable	598,821
Accounts payable and accrued liabilities	(3,002,597)
Interest payable	(5,539)
Lease liability	(1,685,678)
Loans payable	(1,762,308)
Loans from related parties	(18,546)
Net	(5,785,940)
Currency risk [Member] | Argentinian Pesos [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	34,531
Amounts receivable	90,045
Accounts payable and accrued liabilities	(442,629)
Interest payable	0
Lease liability	(576,868)
Loans payable	0
Loans from related parties	0
Net	(894,921)
Currency risk [Member] | Colombian Pesos [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	28,218
Amounts receivable	144,491
Accounts payable and accrued liabilities	(981,541)
Interest payable	(5,539)
Lease liability	(1,006,160)
Loans payable	(1,614,063)
Loans from related parties	(18,546)
Net	(3,453,141)
Currency risk [Member] | Mexican Pesos [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	31,611
Amounts receivable	364,285
Accounts payable and accrued liabilities	(665,231)
Interest payable	0
Lease liability	(102,650)
Loans payable	(148,245)
Loans from related parties	0
Net	(520,229)
Currency risk [Member] | United States Dollars [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	(4,454)
Amounts receivable	0
Accounts payable and accrued liabilities	(913,195)
Interest payable	0
Lease liability	0
Loans payable	0
Loans from related parties	0
Net	$ (917,649)